Contract Assets and Service Fees Receivable, Net and Guarantee Receivables, Net - Schedule of Contract Assets, Service Fees Receivable, and Guarantee Receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Contract Assets
Short-term:
Gross	¥ 2,964,670	¥ 2,799,430
Allowance	(22,923)	(18,582)
Net	2,941,747	2,780,848
Long-term:
Gross	500,959	485,720
Allowance	(18,970)	(2,845)
Net	481,989	482,875
Service Fees Receivable
Short-term:
Gross	808,586	267,440
Allowance	(42,684)	(76,312)
Net	765,902	191,128
Guarantee Receivable
Short-term:
Gross	814,968	1,233,111
Allowance	(58,771)	(49,833)
Net	756,197	1,183,278
Long-term:
Gross	235,648	282,449
Allowance	(16,994)	(750)
Net	¥ 218,654	¥ 281,699